Employee Incentive Plans - Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan (Details) - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 16,106	$ 17,922	$ 54,692	$ 46,390	$ 69,201	$ 51,222	$ 37,150
Springstone Financial, Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0	133	159	2,441	2,575	9,416	9,946
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,435	6,208	11,927	17,632	23,203	30,717	27,100
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12,295	11,143	41,451	25,044	1,686	1,904
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 376	$ 438	$ 1,155	$ 1,273	$ 41,737	$ 9,185	$ 104